Cover	Mar. 28, 2023
Document Information Line Items
Entity Registrant Name	Dermata Therapeutics, Inc.
Entity Central Index Key	0001853816
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 28, 2023
Entity Ex Transition Period	true
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-3218736
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-40739
Entity Address Address Line 1	3525 Del Mar Heights Rd.
Entity Address Address Line 2	#322
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92130
City Area Code	858
Local Phone Number	800-2543
Trading Symbol	DRMA
Security Exchange Name	NASDAQ
Security 12b Title	Common Stock, par value $0.0001 per share
Warrants exercisable for one share of Common Stock [Member]
Document Information Line Items
Trading Symbol	DRMAW
Security Exchange Name	NASDAQ
Security 12b Title	Warrants, exercisable for one share of Common Stock